Related-party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Sales of goods	$ 65	$ 119	$ 215
Revenue from miscellaneous service	92	78	190
Miscellaneous fee	11	458	496
Other receivable	13	66
Other payable		110
Current receivables due from related parties	13	69
Cheng Mei Materials Technology Corporation
Statement [line items]
Purchase of raw materials		1,258	1,079
Accounts payable		911
Miscellaneous fee		458	496
Associates [member]
Statement [line items]
Sales of goods	54	8
Revenue from miscellaneous service	92	78	181
Miscellaneous fee	11
Other receivable	13	12
Viewsil Microelectronics (Kunshan) Limited
Statement [line items]
Technical service fee		1,140	1,050
Other related parties
Statement [line items]
Sales of goods	11	111	215
Accounts receivable	$ 31	14
Revenue from miscellaneous service			9
Other receivable		54
Other payable		$ 110
VST
Statement [line items]
Current receivables due from related parties			$ 1,200